Employee benefit plans (Tables)	12 Months Ended
Dec. 31, 2019
Defined Benefit Plan [Abstract]
Combined Data for Domestic and Foreign Defined Benefit Pension and Post Retirement Healthcare Plans
The following tables report the combined data for our domestic and foreign defined benefit pension and post-retirement healthcare plans.

	Pension Benefits				Healthcare Benefits
	Domestic		Foreign		Domestic		Foreign
(dollars in millions)	2019	2018	2019	2018	2019	2018	2019	2018
Weighted-average assumptions used to determine benefit obligations
Discount rate	3.45%	4.45%	2.02%	2.95%	3.45%	4.45%	2.10%	3.10%
Rate of compensation increase	N/A	N/A	3.19	2.98	3.00	3.00	N/A	N/A
Cash balance interest crediting rate	4.00	4.00	N/A	N/A	N/A	N/A	N/A	N/A
Change in benefit obligation (a)
Benefit obligation at beginning of period	$(4,123)	$(4,405)	$(1,104)	$(1,322)	$(149)	$(175)	$(5)	$(4)
Service cost	—	—	(11)	(28)	(1)	(1)	—	—
Interest cost	(178)	(169)	(32)	(32)	(6)	(7)	—	—
Amendments	—	—	(1)	—	—	—	—	—
Actuarial gain (loss)	(585)	219	(264)	173	(1)	22	(1)	(1)
Curtailments	—	—	—	11	—	—	—	—
Benefits paid	227	232	40	25	12	12	—	—
Foreign exchange adjustment	N/A	N/A	(22)	69	N/A	N/A	—	—
Benefit obligation at end of period	(4,659)	(4,123)	(1,394)	(1,104)	(145)	(149)	(6)	(5)
Change in fair value of plan assets
Fair value at beginning of period	5,040	5,496	1,316	1,393	99	107	—	—
Actual return on plan assets	910	(257)	191	1	18	(8)	—	—
Employer contributions	15	33	30	22	12	12	—	—
Benefit payments	(227)	(232)	(40)	(25)	(12)	(12)	—	—
Foreign exchange adjustment	N/A	N/A	32	(75)	N/A	N/A	—	—
Fair value at end of period	5,738	5,040	1,529	1,316	117	99	—	—
Funded status at end of period	$1,079	$917	$135	$212	$(28)	$(50)	$(6)	$(5)
Amounts recognized in accumulated other comprehensive loss (income) consist of:
Net loss	$1,557	$1,598	$221	$105	$70	$84	$1	$—
Prior service cost (credit)	—	—	2	1	(33)	(40)	—	—
Total loss (before tax effects)	$1,557	$1,598	$223	$106	$37	$44	$1	$—
(a)
The benefit obligation for pension benefits is the projected benefit obligation, and for healthcare benefits, it is the accumulated benefit obligation.

Summary of Net Periodic Benefit Cost (Credit)

Net periodic benefit (credit) cost	Pension Benefits						Healthcare Benefits
	Domestic			Foreign			Domestic			Foreign
(dollars in millions)	2019	2018	2017	2019	2018	2017	2019	2018	2017	2019	2018	2017
Weighted-average assumptions as of Jan. 1:
Market-related value of plan assets	$5,304	$5,238	$5,026	$1,277	$1,266	$994	$111	$108	$102	N/A	N/A	N/A
Discount rate	4.45%	3.97%	4.35%	2.95%	2.45%	2.53%	4.45%	3.97%	4.35%	3.10%	2.50%	2.60%
Expected rate of return on plan assets	6.500	6.625	6.625	3.54	4.56	4.61	6.500	6.625	6.625	N/A	N/A	N/A
Rate of compensation increase	N/A	N/A	N/A	2.98	3.02	3.60	3.00	3.00	3.00	N/A	N/A	N/A
Cash balance interest crediting rate	4.00	4.00	4.00	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Components of net periodic benefit (credit) cost :
Service cost	$—	$—	$—	$11	$28	$31	$1	$1	$1	$—	$—	$—
Interest cost	178	169	180	32	32	33	6	7	7	—	—	—
Expected return on assets	(337)	(339)	(325)	(45)	(57)	(50)	(7)	(8)	(7)	—	—	—
Amortization of:
Prior service cost (credit)	—	—	—	—	—	—	(7)	(9)	(10)	—	—	—
Net actuarial loss	53	68	67	2	22	35	4	7	6	—	—	—
Settlement loss	—	5	2	—	—	—	—	—	—	—	—	—
Net periodic benefit (credit) cost	$(106)	$(97)	$(76)	$—	$25	$49	$(3)	$(2)	$(3)	$—	$—	$—

Changes in Other Comprehensive (Income) Loss

Changes in other comprehensive loss (income) in 2019	Pension Benefits		Healthcare Benefits
(in millions)	Domestic	Foreign	Domestic	Foreign
Net loss (gain) arising during period	$12	$118	$(10)	$1
Recognition of prior years’ net (loss)	(53)	(2)	(4)	—
Prior service cost arising during the period	—	1	—	—
Recognition of prior years’ service credit	—	—	7	—
Total recognized in other comprehensive (income) loss (before tax effects)	$(41)	$117	$(7)	$1

Defined Benefit Plan Funded Status of Plan

	Domestic		Foreign
(in millions)	2019	2018	2019	2018
Pension benefits:
Prepaid benefit cost	$1,249	$1,077	$222	$280
Accrued benefit cost	(170)	(160)	(87)	(68)
Total pension benefits	$1,079	$917	$135	$212
Healthcare benefits:
Accrued benefit cost	$(28)	$(50)	$(6)	$(5)
Total healthcare benefits	$(28)	$(50)	$(6)	$(5)

Plan with Obligations in Excess of Plan Assets

Plans with obligations in excess of plan assets	Pension Benefits				Healthcare Benefits
	Domestic		Foreign		Domestic		Foreign
(in millions)	2019	2018	2019	2018	2019	2018	2019	2018
Projected benefit obligation	$170	$160	$384	$245	N/A	N/A	N/A	N/A
Fair value of plan assets	—	—	297	177	N/A	N/A	N/A	N/A
Accumulated benefit obligation	170	160	164	67	85	80	6	5
Fair value of plan assets	—	—	114	27	—	—	—	—

Benefit Payments for BNY Mellon's Pension and Healthcare Plans expected to be Paid
The following benefit payments for the pension and healthcare plans, which reflect expected future service as appropriate, are expected to be paid over the next 10 years:

Expected benefit payments
(in millions)		Domestic	Foreign
Pension benefits:
Year	2020	$254	$20
	2021	265	20
	2022	260	21
	2023	266	24
	2024	275	24
	2025-2029	1,333	144
Total pension benefits		$2,653	$253
Healthcare benefits:
Year	2020	$12	$—
	2021	10	—
	2022	10	—
	2023	10	—
	2024	9	—
	2025-2029	42	1
Total healthcare benefits		$93	$1

Pension Investment Asset Allocation
Our pension assets were invested as follows:

Asset allocations	Domestic		Foreign
	2019	2018	2019	2018
Fixed income	56%	45%	80%	36%
Equities	42	52	8	48
Alternative investments	2	2	10	9
Private equities	—	1	—	—
Real estate	—	—	—	4
Cash	—	—	2	3
Total pension benefits	100%	100%	100%	100%

Pension Plan Investment Assets Measured at Fair Value

Plan assets measured at fair value on a recurring basis— domestic plans at Dec. 31, 2019
(in millions)	Level 1	Level 2	Level 3	Total fair value
Common and preferred stock:
U.S. equity	$1,638	$—	$—	$1,638
Non-U.S. equity	195	—	—	195
Derivatives	—	(130)	—	(130)
Collective trust funds:
Commingled	—	1,982	—	1,982
U.S. equity	—	688	—	688
Fixed income:
U.S. Treasury securities	362	—	—	362
U.S. government agencies	—	7	—	7
Sovereign government obligations	3	—	—	3
U.S. corporate bonds	—	814	—	814
Other	—	15	—	15
Mutual funds	3	—	—	3
Total domestic plan assets in the fair value hierarchy	$2,201	$3,376	$—	$5,577
Other assets measured at NAV:
Funds of funds				134
Venture capital and partnership interests				27
Total domestic plan assets, at fair value				$5,738

Plan assets measured at fair value on a recurring basis— foreign plans at Dec. 31, 2019
(in millions)	Level 1	Level 2	Level 3	Total fair value
Equity funds	$—	$129	$—	$129
Sovereign/government obligation funds	—	130	—	130
Corporate debt funds	—	1,091	—	1,091
Cash and currency	20	—	—	20
Total foreign plan assets in the fair value hierarchy	$20	$1,350	$—	$1,370
Other assets measured at NAV				159
Total foreign plan assets, at fair value				$1,529

Plan assets measured at fair value on a recurring basis— domestic plans at Dec. 31, 2018
(in millions)	Level 1	Level 2	Level 3	Total fair value
Common and preferred stock:
U.S. equity	$1,514	$—	$—	$1,514
Non-U.S. equity	160	—	—	160
Collective trust funds:
Commingled	—	435	—	435
U.S. equity	—	934	—	934
Fixed income:
U.S. Treasury securities	630	—	—	630
U.S. government agencies	—	44	—	44
Sovereign government obligations	3	5	—	8
U.S. corporate bonds	—	972	—	972
Other	—	69	—	69
Mutual funds	114	—	—	114
Total domestic plan assets in the fair value hierarchy	$2,421	$2,459	$—	$4,880
Other assets measured at NAV:
Funds of funds				130
Venture capital and partnership interests				30
Total domestic plan assets, at fair value				$5,040

Plan assets measured at fair value on a recurring basis— foreign plans at Dec. 31, 2018
(in millions)	Level 1	Level 2	Level 3	Total fair value
Equity funds	$—	$194	$—	$194
Sovereign/government obligation funds	—	126	—	126
Corporate debt funds	—	418	—	418
Cash and currency	356	—	—	356
Total foreign plan assets in the fair value hierarchy	$356	$738	$—	$1,094
Other assets measured at NAV				222
Total foreign plan assets, at fair value				$1,316

Pension Plan Assets Valued Using Net Asset Value

Assets valued using NAV at Dec. 31, 2019
(dollars in millions)	Fair value	Unfunded commitments	Redemption frequency	Redemption notice period
Funds of funds (a)	$136	$—	Monthly	30-45 days
Venture capital and partnership interests (b)	158	—	N/A	N/A
Property funds (c)	4	—	Monthly	0-90 days
Other contracts (d)	22	—	N/A	N/A
Total	$320	$—

Assets valued using NAV at Dec. 31, 2018
(dollars in millions)	Fair value	Unfunded commitments	Redemption frequency	Redemption notice period
Funds of funds (a)	$147	$—	Monthly	30-45 days
Venture capital and partnership interests (b)	148	—	N/A	N/A
Property funds (c)	52	—	Monthly	0-90 days
Corporate debt	19	—	N/A	N/A
Other contracts (d)	16	—	N/A	N/A
Total	$382	$—

(a)	Funds of funds include multi-strategy hedge funds that utilize investment strategies that invest over both long-term investment and short-term investment horizons.

(b)	Venture capital and partnership interests do not have redemption rights. Distributions from such funds will be received as the underlying investments are liquidated.

(c)	Property funds include funds invested in regional real estate vehicles that hold direct interest in real estate properties.
(d)
Other contracts include assets invested in pooled accounts at insurance companies that are privately valued by the asset manager.